Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of New and Revised Standards and Interpretations
New or Revised Standards and Interpretations Adopted for the first Time in the Financial Year

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Impact on MorphoSys
IFRS 3 (A)	Reference to the Conceptual Framework	01/01/2022	yes	none
IAS 16 (A)	Property, Plant and Equipment — Proceeds before Intended Use	01/01/2022	yes	none
IAS 37 (A)	Amended by Onerous Contracts — Cost of Fulfilling a Contract	01/01/2022	yes	none
	Annual Improvements to International Financial Reporting Standards, 2018 – 2020	01/01/2022	yes	none
(A) Amendments
Standards with the remark "none" do not have an impact on the consolidated financial statements.

Summary of New and Revised Standards and Interpretations not yet Mandatorily Applicable
New or Revised Standards and Interpretations not yet Mandatorily Applicable
The following new or revised standards that were not yet mandatory in the reporting period and have not yet been adopted by the European Union, have not been applied prematurely. The effects on the consolidated financial statements of standards marked with “yes” are considered probable and are currently being examined by the Group. Only significant effects are described in more detail. The impact on the consolidated financial statements of the amendments to IAS 1, IAS 8 and IAS 12 are not considered material and, therefore, not explained separately. Standards with the comment “none” are not expected to have a material impact on the consolidated financial statements.

Standard / Interpretation		Mandatory Application for financial years starting on	Adopted by the European Union	Possible Impact on MorphoSys
IFRS 17 and IFRS 17 (A)	Insurance Contracts and Amendments to IFRS 17	01/01/2023	yes	none
IFRS 17 (A)	Initial Application of IFRS 17 and IFRS 9 — Comparative Information	01/01/2023	yes	none

IAS 1 (A)	Disclosure of Accounting Policies	01/01/2023	yes	yes
IAS 8 (A)	Definition of Accounting Estimates	01/01/2023	yes	yes
IAS 12 (A)	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	01/01/2023	yes	yes
IAS 1 (A)	Classification of Liabilities as Current or Non-current, Non-current Liabilities with Covenants	01/01/2024	no	yes
IFRS 16 (A)	Lease Liability in a Sale and Leaseback	01/01/2024	no	none
(A) Amendments

Summary of Consolidation Methods
The following Group subsidiaries are included in the scope of consolidation, as shown in the table below.

Company	Purchase of Shares / Establishment	Included in Basis of Consolidation since
Constellation Pharmaceuticals, Inc., Cambridge, Massachusetts, USA	July 2021	07/15/2021
Constellation Securities Corp., Cambridge, Massachusetts, USA	July 2021	07/15/2021
MorphoSys US Inc., Boston, Massachusetts, USA	July 2018	07/02/2018

Summary of Estimated Useful Life of Property Plant and Equipment

Asset Class	Useful Life	Depreciation Rates
Office Equipment	8 to 13 years	13% - 8%
Laboratory Equipment	4 to 8 years	25% - 13%
Low-value Office and Laboratory Equipment	Immediately	100%
Computer Hardware	3 to 5 years	33% - 20%
Permanent Improvements to Property/Buildings	10 years	10%

Summary Of Useful Lives Of Intangible Assets Including Goodwill

Intangible Asset Class	Useful Life	Amortization Rates
Patents	10 years	10%
Licenses and Licenses for Marketed Products	8 - 24 years	13% - 4%
In-process R&D Programs and Internally Generated Intangible Assets	Not yet amortized, Impairment Only	—
Software	3 to 5 years	33% - 20%